Segment Information (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Revenue by Geographic Area
	Three Month Period Ended June 30, 2020	Three Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2020	Six Month Period Ended June 30, 2019

Asia	$ 16,579	$ 21,314	$ 42,344	$ 43,731
Europe	11,756	12,364	26,252	21,779
United States	455	—	455	—
Total Revenue	$ 28,790	$ 33,678	$ 69,051	$ 65,510